Investment Securities	12 Months Ended
Dec. 31, 2020
Investments Debt And Equity Securities [Abstract]
Investment Securities

Note 2 - Investment Securities

Carrying amounts and fair values of securities available for sale and held to maturity are summarized below:

December 31, 2020	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities available for sale
U.S. Government agencies	36,804	611	26	37,389
GSE - Mortgage-backed securities and CMOs	39,720	1,844	68	41,496
Asset-backed securities	38,536	748	3	39,281
State and political subdivisions	67,148	2,107	91	69,164
Corporate bonds	3,902	281	—	4,183
Total securities available for sale	$186,110	$5,591	$188	$191,513

December 31, 2020	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities held to maturity
U.S. Government agencies	$459	$11	$—	$470
State and political subdivisions	17,748	1,382	—	19,130
Corporate bonds	10,000	—	—	10,000
Total securities held to maturity	$28,207	$1,393	$—	$29,600

December 31, 2019	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities available for sale
U.S. Treasury	$4,976	$36	$—	$5,012
U.S. Government agencies	25,869	18	201	25,686
GSE - Mortgage-backed securities and CMOs	38,305	413	142	38,576
State and political subdivisions	13,937	329	45	14,221
Corporate bonds	5,018	11	—	5,029
Total securities available for sale	$88,105	$807	$388	$88,524

December 31, 2019	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities held to maturity
U.S. Government agencies	$578	$5	$—	$583
State and political subdivisions	6,826	62	—	6,888
Corporate bonds	6,024	5	1	6,028
Total securities held to maturity	$13,428	$72	$1	$13,499

At both December 31, 2020 and December 31, 2019, the Company owned Federal Reserve Bank stock reported at cost of $509,000. Also, at December 31, 2020 and December 31, 2019, the Company owned Federal Home Loan Bank (“FHLB”) stock of $657,000 and $635,000, respectively. The investments in Federal Reserve stock and FHLB stock are required investments related to the Company’s membership in, and borrowings with, these banks and classified as restricted stock on the consolidated balance sheet. These investments are carried at cost since there is no ready market and redemption has historically been made at par value. The Company estimated the fair value approximated cost and that these investments were not impaired at December 31, 2020.

Note 2 - Investment Securities (Continued)

Results from sales of securities available for sale for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020	2019	2018
	(dollars in thousands)
Gross proceeds from sales	$17,358	$3,351	$—
Realized gains from sales	$85	$—	$—
Realized losses from sales	(14)	(35)	—
Net realized gains (losses)	$71	$(35)	$—

At December 31, 2020 and 2019 securities available for sale with a carrying amount of $82.8 million and $65.3 million, respectively, were pledged as collateral on public deposits and for other purposes as required or permitted by law.

The following tables show the gross unrealized losses and fair value of investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2020 and December 31, 2019. We believe these unrealized losses on investment securities are a result of a volatile market and fluctuations in market prices due to a rise in interest rates, which will adjust if rates decline. Management does not believe these fluctuations are a reflection of the credit quality of the investments. At December 31, 2020, the unrealized losses on available for sale securities less than twelve months related to four government agency bonds, three government sponsored enterprise (GSE) mortgage-backed securities, two asset-backed securities and ten state and political subdivision bonds. At December 31, 2019, the unrealized loss on available for sale securities less than twelve months related to three government agency bonds, six GSE mortgage-backed securities and one state and political subdivision bond. The Company had four government agency bonds and nine GSE mortgage-backed securities that had been in a loss position for more than twelve months at December 31, 2019. At December 31, 2019, the unrealized losses on held to maturity securities less than twelve months related to one corporate bond.

December 31, 2020	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Securities available for sale temporary impairment
U.S. Government agencies	5,061	26	—	—	5,061	26
GSE-Mortgage-backed securities and CMOs	10,263	68	—	—	10,263	68
Asset-backed securities	2,686	3	—	—	2,686	3
State and political	11,286	91	—	—	11,286	91
Total securities available for sale	$29,296	$188	$—	$—	$29,296	$188

December 31, 2020	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
(dollars in thousands)
Held to maturity temporary impairment
U.S. Government agencies	—	—	—	—	—	—
State and political subdivisions	—	—	—	—	—	—
Corporate bonds	—	—	—	—	—	—
Total securities held to maturity	$—	$—	$—	$—	$—	$—

Note 2 - Investment Securities (Continued)

December 31, 2019	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Securities available for sale temporary impairment
U.S. Government agencies	11,956	55	9,704	146	21,660	201
GSE-Mortgage-backed securities and CMOs	17,613	61	7,431	81	25,044	142
State and political	1,694	45	—	—	1,694	45
Total securities available for sale	$31,263	$161	$17,135	$227	$48,398	$388

December 31, 2019	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Held to maturity temporary impairment
Corporate bonds	1,502	1	—	—	1,502	1
Total securities held to maturity	$1,502	$1	$—	$—	$1,502	$1

Declines in the fair value of the investment portfolio are believed by management to be temporary in nature. When evaluating an investment for other-than-temporary impairment, management considers, among other things, the length of time and the extent to which the fair value has been in a loss position, the financial condition of the issuer and the intent and the ability of the Company to hold the investment until the loss position is recovered.

Any unrealized losses were largely due to increases in market interest rates over the yields available at the time of purchase. The fair value is expected to recover as the bonds approach their maturity date or market yields for such investments decline. Management does not believe any of the securities are impaired due to reasons of credit quality, but that the losses are temporary in nature. At December 31, 2020, the Company does not intend to sell and is not likely to be required to sell the available for sale securities that were in a loss position prior to full recovery.

The following tables show contractual maturities of the investment portfolio as of December 31, 2020:

	Amortized Cost	Estimated Fair Value
	(dollars in thousands)
Securities available for sale
Due within twelve months	$15,775	$15,928
Due after one but within five years	8,888	9,296
Due after five but within ten years	29,712	31,596
Due after ten years	131,735	134,693
	$186,110	$191,513

	Amortized Cost	Estimated Fair Value
	(dollars in thousands)
Securities held to maturity
Due within twelve months	$1,373	$1,385
Due after one but within five years	3,341	3,438
Due after five but within ten years	10,000	10,000
Due after ten years	13,493	14,777
	$28,207	$29,600